Financial Risk Management - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Market risk - cash flow interest rate risk
Bonds	R$ 793,341
Accounts Payable for Business Combination	48,055	R$ 10,941	R$ 10,708
Market risk - cash flow interest rate risk
Market risk - cash flow interest rate risk
Accounts Payable for Business Combination	48,055	10,941
Total	R$ 1,035,383	1,834,794
Market risk - cash flow interest rate risk | IPCA
Market risk - cash flow interest rate risk
Interest rate basis	IPCA
Market risk - cash flow interest rate risk | 100% CDI
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Percentage of interest rate basis	100.00%
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 1
Market risk - cash flow interest rate risk
Bonds	R$ 100,892	101,802
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 1 | CDI + 1.15% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.15%
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 2
Market risk - cash flow interest rate risk
Bonds	R$ 102,868	101,765
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 2 | CDI + 1.00% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.00%
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 1
Market risk - cash flow interest rate risk
Bonds		305,368
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 1 | CDI + 0.90% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	0.90%
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 2
Market risk - cash flow interest rate risk
Bonds	R$ 206,733	204,047
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 2 | CDI + 1.70% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.70%
Vasta Platform (Successor)
Market risk - cash flow interest rate risk
Bonds		1,640,947
Accounts Payable for Business Combination		10,941	10,708	R$ 10,589
Vasta Platform (Successor) | Market risk - cash flow interest rate risk
Market risk - cash flow interest rate risk
Financing and Lease Liabilities		153,714	19,911
Accounts Payable for Business Combination		10,941	10,708
Total		R$ 1,805,602	1,669,175
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | IPCA
Market risk - cash flow interest rate risk
Interest rate basis		IPCA
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | 100% CDI
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Percentage of interest rate basis		100.00%
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 4th Issuance - serie 1
Market risk - cash flow interest rate risk
Bonds			613,001
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 4th Issuance - serie 1 | CDI + 0.90% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		0.90%
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 4th Issuance - serie 2
Market risk - cash flow interest rate risk
Bonds			204,334
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 4th Issuance - serie 2 | CDI + 1.70% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		1.70%
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 1
Market risk - cash flow interest rate risk
Bonds		R$ 101,802	821,221
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 1 | CDI + 1.15% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		1.15%
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 2
Market risk - cash flow interest rate risk
Bonds		R$ 101,765
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 2 | CDI + 1.00% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		1.00%
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 1
Market risk - cash flow interest rate risk
Bonds		R$ 305,368
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 1 | CDI + 0.90% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		0.90%
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 2
Market risk - cash flow interest rate risk
Bonds		R$ 204,047
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 2 | CDI + 1.70% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		1.70%
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 7th Issuance
Market risk - cash flow interest rate risk
Bonds		R$ 814,086
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 7th Issuance | CDI + 1.15% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		1.15%
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 8th Issuance
Market risk - cash flow interest rate risk
Bonds		R$ 113,879
Vasta Platform (Successor) | Market risk - cash flow interest rate risk | Private Bonds – 8th Issuance | CDI + 1.00% p.a.
Market risk - cash flow interest rate risk
Interest rate basis		CDI
Adjustment to interest rate basis		1.00%